SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) arrangement segment	Dec. 31, 2015 USD ($) arrangement	Dec. 31, 2014 USD ($) arrangement	Oct. 01, 2016
Cash equivalents:
Maturity period from date of purchase for cash and cash equivalents (in days, less than)	91 days
Goodwill and Indefinite-Lived Intangible Assets
Number of reporting units	2	2	2
Advertising Costs
Advertising expense	$ 325,000	$ 316,200	$ 305,900
Income Taxes
Tax benefits recognition basis for uncertain tax position likelihood realization greater than percentage	50.00%
Foreign Currency Translation and Transaction Gains and Losses
Amount of gains reclassified to earnings	$ 3,058	$ 2,191
Redeemable Noncontrolling Interest
Number of put and call arrangements that became exercisable | arrangement	0	0	0
Adjustment to increase (decrease) redeemable noncontrolling interests to fair value	$ (361)		$ (21,072)
Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interest
Adjustment to increase (decrease) redeemable noncontrolling interests to fair value	400	$ (100)	$ 21,100
Foreign Currency Translation Adjustment
Foreign Currency Translation and Transaction Gains and Losses
Amount of gains reclassified to earnings	$ 0	$ 2,191
Minimum | Indefinite-lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
Discount rate used for impairment assessment of goodwill and indefinite-lived intangible assets (as a percent)	11.00%	11.00%
Royalty rate used for impairment assessment of indefinite-lived intangible assets (as a percent)	1.00%	3.00%
Maximum | Indefinite-lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
Discount rate used for impairment assessment of goodwill and indefinite-lived intangible assets (as a percent)	26.00%	16.00%
Royalty rate used for impairment assessment of indefinite-lived intangible assets (as a percent)	7.00%	7.00%
Dating
Revenue Recognition
Deferred revenue	$ 161,100	$ 144,400
Dating | Goodwill
Goodwill and Indefinite-Lived Intangible Assets
Discount rate used for impairment assessment of goodwill and indefinite-lived intangible assets (as a percent)		12.00%
Dating | Minimum
Revenue Recognition
Revenue recognition period (in months)	1 month
Dating | Maximum
Revenue Recognition
Revenue recognition period (in months)	6 months
Non-dating
Goodwill and Indefinite-Lived Intangible Assets
Excess of goodwill over carrying value, more than (as percent)				10.00%
Non-dating | Goodwill
Goodwill and Indefinite-Lived Intangible Assets
Discount rate used for impairment assessment of goodwill and indefinite-lived intangible assets (as a percent)	15.00%	14.00%